14. Investment Properties (Details - Investment costs) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Balance at beginning of year	$ 35,786,053	$ 37,407,083
Balance at end of year	33,829,902	35,786,053	$ 37,407,083
Investment property [Member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of year	35,786,053	37,407,083	47,629,537
Additions	0	0	0
Disposals	(5,893,888)	0	(3,412,482)
Revaluation adjustment	(858,371)	(563,477)	(2,271,703)
Currency exchange rate adjustment	4,796,108	(1,057,553)	(4,538,269)
Balance at end of year	$ 33,829,902	$ 35,786,053	$ 37,407,083